Operating leases - Summary of Supplemental Disclosure Related to Operating Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Paid For Amounts Measurement of Lease Liabilities [Abstract]
Operating cash flows for operating leases	¥ 5,822,406	¥ 5,068,864	¥ 335,162
Weighted average remaining lease term of operating leases (years)	1 year 7 months 24 days	1 year 10 months 9 days
Weighted average discount rate of operating leases	6.24%	6.24%